Research and development expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and development expenses
Salaries and benefits	$ 3,056	$ 2,848	$ 6,063	$ 6,192	$ 10,068	$ 13,877
Materials and consumables	945	351	1,803	1,661	2,732	4,305
Professional fees and contractors	293	(8)	453	201	494	1,071
Office, insurance and travel	480	328	1,036	778	1,674	1,720
Software and information technology	166	144	316	312	597	1,063
Share-based compensation	1,492	13	2,544	187	2,800	980
Total	$ 6,432	$ 3,676	$ 12,215	$ 9,331	$ 18,365	$ 23,016